Supplemental Cashflow Information (Schedule of Changes in Liabilities Arising from Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	$ 39,768	$ 39,486
Amortization of transaction costs	103	282
Liabilities arising from financing activities at end of period	39,871	39,768
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	3,034	1,884
Additions		2,362
Principal payments	(2,128)	(1,212)
Liabilities arising from financing activities at end of period	906	3,034
Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	253	351
Interest accrued	(25)	(14)
Change in fair value	(368)	(84)
Liabilities arising from financing activities at end of period	$ (140)	$ 253